Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	GREAT PANTHER MINING Ltd
Entity Central Index Key	0001300050
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	311,940,950
Entity Emerging Growth Company	true
Entity Ex Transition Period	false